SEGMENTED INFORMATION - STATEMENT OF EARNINGS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	$ 1,094.9	$ 987.1
Cost of sales	676.6	623.6
Depreciation expense	265.4	261.3
General and administrative	40.3	38.8
Exploration	38.4	31.7
Impairments (reversals)	(524.1)	0.0
Other income		(0.8)
Other expenses	18.3	(0.8)
Earnings from operations	580.0	32.5
Net capital expenditures	210.5	274.7
Operating Segments Including Incorporated Joint Ventures
Disclosure of operating segments [line items]
Revenues	1,177.0	1,080.5
Cost of sales	736.0	700.1
Depreciation expense	267.0	265.0
General and administrative	40.3	38.8
Exploration	39.8	32.3
Impairments (reversals)	(524.1)	0.0
Other expenses	18.3	1.8
Earnings from operations	599.7	42.5
Net capital expenditures	220.5	279.6
Société d'Exploitation des Mines d'Or de Sadiola S.A.
Disclosure of operating segments [line items]
Revenues	82.1	93.4
Cost of sales	59.4	76.5
Depreciation expense	1.6	3.7
General and administrative	0.0	0.0
Exploration	1.4	0.6
Impairments (reversals)	0.0	0.0
Other expenses	0.0	2.6
Earnings from operations	19.7	10.0
Net capital expenditures	10.0	4.9
Gold mines
Disclosure of operating segments [line items]
Revenues	1,094.5	986.9
Cost of sales	676.6	622.7
Depreciation expense	261.7	256.7
General and administrative	0.0	0.0
Exploration	5.0	6.9
Impairments (reversals)	(116.0)	0.0
Other income		(3.5)
Other expenses	8.9
Earnings from operations	258.3	104.1
Net capital expenditures	202.9	270.3
Gold mines | BURKINA FASO
Disclosure of operating segments [line items]
Revenues	547.4	529.1
Cost of sales	340.1	303.2
Depreciation expense	132.6	108.5
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairments (reversals)	0.0	0.0
Other expenses	0.0	1.1
Earnings from operations	74.7	116.3
Net capital expenditures	82.4	106.2
Gold mines | SURINAME
Disclosure of operating segments [line items]
Revenues	385.6	369.6
Cost of sales	231.0	229.1
Depreciation expense	83.8	95.8
General and administrative	0.0	0.0
Exploration	5.0	6.9
Impairments (reversals)	(116.0)	0.0
Other expenses	2.7	3.9
Earnings from operations	179.1	33.9
Net capital expenditures	59.4	78.3
Gold mines | CANADA
Disclosure of operating segments [line items]
Revenues	161.5	88.2
Cost of sales	105.5	90.4
Depreciation expense	45.3	52.4
General and administrative	0.0	0.0
Exploration	0.0	0.0
Impairments (reversals)	0.0	0.0
Other income		(8.5)
Other expenses	6.2
Earnings from operations	4.5	(46.1)
Net capital expenditures	61.1	85.8
Exploration and evaluation
Disclosure of operating segments [line items]
Revenues	0.0	0.0
Cost of sales	0.0	0.0
Depreciation expense	0.2	0.3
General and administrative	0.2	0.4
Exploration	33.4	24.8
Impairments (reversals)	(400.0)	0.0
Other expenses	0.9	0.7
Earnings from operations	365.3	(26.2)
Net capital expenditures	5.3	3.5
Corporate
Disclosure of operating segments [line items]
Revenues	0.4	0.2
Cost of sales	0.0	0.9
Depreciation expense	3.5	4.3
General and administrative	40.1	38.4
Exploration	0.0	0.0
Impairments (reversals)	(8.1)	0.0
Other expenses	8.5	2.0
Earnings from operations	(43.6)	(45.4)
Net capital expenditures	$ 2.3	$ 0.9